Cover	Apr. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2022
Entity File Number	811-08387
Entity Registrant Name	WATERSIDE CAPITAL CORPORATION
Entity Central Index Key	0000924095
Entity Tax Identification Number	54-1694665
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	410 Peachtree Pkwy
Entity Address, Address Line Two	Suite 4245
Entity Address, City or Town	Cumming
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30041
City Area Code	(678)
Local Phone Number	341-5898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false